Acquisitions and disposals	12 Months Ended
Jun. 30, 2018
Acquisitions And Disposals
Acquisitions and disposals
4.	Acquisitions and disposals

Operations Center in Argentina

A)	Sale of ADS and shares from IRSA CP

During October 2017 and February 2018, IRSA and its subsidiaries completed the sale in the secondary market of 10,420,075 ordinary shares of IRSA CP, par value Ps. 1 per share, represented by American Depositary Shares (“ADSs”), representing four ordinary shares each, which represents nearly 8.27% of IRSA CP capital for a total amount of Ps. 2,489 (US$ 140). After the transaction, IRSA’s direct and indirect interest in IRSA CP amounts to approximately 86.34%. This transaction was accounted in equity as an increase in the equity attributable to the parent for an amount of Ps. 272, net of taxes.

B)	Acquisition of Philips Building

On June 5, 2017, the Group, through IRSA CP, acquired the Philips Building located in Saavedra, Autonomous City of Buenos Aires, next to the DOT Shopping Mall. The building has a constructed area of 10,142 square meters and is intended for office development and lease. The acquisition price was US$ 29 million, which was fully paid up as of June 30, 2017. Furthermore, IRSA CP has signed a bailment contract with the seller for a term of 7 months and 15 days, which has expired automatically on January 19, 2018.

Operations Center in Israel

A)	Purchase of DIC shares by Dolphin

As mentioned in Note 7, in connection with the Promotion of Competition and Reduction of Concentration Law in Israel, Dolphin Netherlands B.V. made a non-binding tender offer for the acquisition of all DIC shares held by IDBD. For purposes of the transaction, a committee of independent directors has been set up to assess the tender offer and negotiate the terms and conditions. The Audit Committee has issued an opinion without reservations as to the transaction in accordance with the terms of section 72 et al. of the Capital Markets Law N° 26,831.

On November 2017, Dolphin IL, a subsidiary of Dolphin Netherlands B.V., has subscribed the final documents for the acquisition of the total shares owned by IDBD in DIC.

The transaction has been made for an amount of NIS 1,843 (equivalent to NIS 17.20 per share of DIC). The consideration was paid NIS 70 in cash (equivalent to Ps. 348 as of the date of the transaction) and NIS 1,773 (equivalent to Ps. 8,814 as of the date of the transaction) were financed by IDBD to Dolphin, maturing in five years, with the possibility of an extension of three additional years in tranches of one year each, that will accrue an initial interest of 6.5% annually, which will increase by 1% annually in case of extension for each annual tranch. Furthermore, guarantees have been implemented for IDBD, for IDBD bondholders and their creditors, through pledges of different degree of privilege over DIC shares resulting from the purchase. Moreover, a pledge will be granted in relation to 9,636,097 (equivalent to 6.38%) of the shares of DIC that Dolphin currently holds in the first degree of privilege in favor of IDBD and in second degree of privilege in favor of IDBD's creditors. This transaction has no effect in the Groups consolidation structure and has been accounted in equity as a decrease in the equity attributable to the parent for an amount of Ps. 114.

B)	Purchase of IDBD shares to IFISA

On December 2017, Dolphin Netherlands BV, has executed a stock purchase agreement for all of the shares that IFISA held of IDBD, which amounted to 31.7% of the capital stock. In this way, as of that date, Dolphin holds the 100% of IDBD's shares.

The transaction was made at a price of NIS 398 (equivalent to NIS 1.894 per share and approximately to Ps. 1,968 as of the date of the transaction). As consideration of the transaction all receivables from IFISA to Dolphin have been canceled plus a payment of USD 33.7 (equivalents to Ps. 588 as of the date of the transaction). This transaction was accounted in equity as a decrease in the equity attributable to the parent for an amount of Ps. 2,923.

C)	Partial sale of Clal

On May 1, 2017, August 30, 2017, January 1, 2018 and May, 2018 continuing with the instructions given by the Commissioner of Capital Markets, Insurance and Savings of Israel, IDBD has sold in each of the abovementioned dates a 5% of its stake in Clal through a swap transaction. The consideration was set at an amount of approximately NIS 644.5 (equivalent to approximately Ps. 3,228 considering exchange date at each date). After the completion of the transaction, IDBD’s interest in Clal was reduced to 34.8% of its share capital.

D)	Agreement for New Pharm acquisition

On April 6, 2017, Shufersal entered into an agreement (the "agreement") with Hamashbir 365 Holdings Ltd. ("the seller" or "Hamashbir") for the purchase of the shares of New Pharm Drugstores Ltd. ("New Pharm"), representative of 100% of that Company’s share capital ("the shares sold"). On December 20, 2017, the transaction was completed and Shufersal became the sole shareholder of New Pharm prior to the sale of a Shufersal store and approval of the transaction by the antitrust commission. The price paid, net of the respective adjustments to the transaction price, was NIS 126 (equivalent to Ps. 630 at the date of the transaction).

The following table resumes consideration and fair value of the acquired assets and the liabilities assumed:

December 2017
Fair value of identifiable assets and assumed liabilities:
Properties, plant and equipment	200
Inventories	380
Trade and other receivables	335
Cash and cash equivalents	25
Borrowings	(260)
Trade and other payables	(930)
Employee benefits	(25)
Provisions	(15)
Total net identifiable assets	(290)
Goodwill (pending allocation)	920
Total	630

If New Pharm had been acquired since the beginning of the year, the Group's consolidated statement of income for the year ended June 30, 2018 would show a net pro-forma discontinued operations result of Ps. 12,189.

E)	Increase of interest in Cellcom

On June 27, 2018, Cellcom raised its share capital for a gross total of NIS 280 million (approximately Ps. 2,212 as of that date). DIC took part in such raise by acquiring 6,314,200 shares for a total amount of NIS 145.9 million (approximately Ps. 1,152). In addition, on June 26, 2018, DIC engaged in a swap transaction with a bank for 1,150,000 shares of Cellcom from third parties. The following are the main characteristics of the transaction:

·	DIC has the voting rights but not the economic rights over the shares under the swap transaction,
·	The maturity of the swap is 90 days
·	The impact in results of the swap transaction is the difference of the price per share between the subscription date and the date of its cancellation.

After the abovementioned transactions the equity interest that DIC has on Cellcom rose from 42.07% to 43.14% and the percentage of voting rights rose from 45.45% to 46.16% without considering the swap transaction.

F)	Negotiations between Israir and Sun d’Or

On June 30, 2017 IDB Tourism was at an advanced stage of negotiations with Sun d’Or International Airlines Ltd. (“Sun d’Or”), a subsidiary of El Al Israel Airlines Ltd. ("El Al"), and on July 2, 2017 an agreement was signed, which has been rejected by the Antitrust Commission on January 10, 2018.

As a consequence of this process, the Group’s Financial Statements as of June 30, 2018 and 2017 present the investment in Israir as assets and liabilities held for sale, and a loss of nearly NIS 56 (approximately equivalent to Ps. 231 as of December 31, 2016 when it was reclassified to discontinued operation), as a result of measuring these net assets at the estimated recoverable value. The Group is evaluating the reasons for the objection and has appealed this situation. The group evaluated that the criteria to continue classifying the investment as discontinued operations as established by IFRS 5 are maintained.

G)	Changes of interest in Shufersal

During the fiscal year ended June 30, 2017, the Group – through DIC and several transactions – increased its interest in Shufersal capital stock by 7.7% upon payment of a net amount of NIS 235 (equivalent to approximately Ps. 935) and in March 2017, DIC sold 1.38% of Shufersal in an amount of NIS 50 (equal to Ps. 210 as of that date) Additionally, on December 24, 2017, DIC sold Shufersal shares, decreasing its stake from 53.30% to 50.12%. The consideration with respect to the sale of the shares amounted to NIS 169.5 (equivalent to Ps. 847 on the day of the transaction). Both transactions were accounted for as an equity transaction generating an increase in the equity attributable to the controlling shareholder in the amount of Ps. 287 and Ps. 385 respectively.

On June 16, 2018 DIC announced the sale of a percentage of its stake in Shufersal to institutional investors. The same was completed on June 21, 2018. The percentage sold amounted to 16.56% and the net amount charged was approximately NIS 848 (equivalent to Ps. 6,420 on the day of the transaction), consequently DIC lost control of Shufersal, so the Group deconsolidated the subsidiary on that date.

Below are the details of the sale:

06.30.2018
Cash received	6,420
Remediation of the fair value of the remaining interest	13,164
Total	19,584
Net assets disposed including goodwill	(8,501)
Gain from the sale of a subsidiary, net of taxes (*)	11,083

(*) Includes Ps. 2,643 as a result of the sale and Ps. 8,440 as a result of the remeasurement at the fair value of the new stake.

The following table details the net assets disposed:

06.30.2018
Investment properties	4,489
Property, plant and equipment	29,001
Intangible assets	7,108
Investments in associates and joint ventures	401
Restricted assets	91
Trade and other receivables	12,240
Investments in financial assets	2,846
Derivative financial instruments	23
Inventories	6,276
Cash and cash equivalents	5,579
TOTAL ASSETS	68,054
Borrowings	21,310
Deferred income tax liabilities	2,808
Trade and other payables	23,974
Provisions	447
Employee benefits	1,279
Salaries and social security liabilities	2,392
Income tax and MPIT liabilities	8
TOTAL LIABILITIES	52,218
Non-controlling interest	7,335
Net assets disposed including goodwill	8,501

H)	Interest increase in DIC

On September 23, 2016 Tyrus acquired 8,888,888 of DIC’s shares from IDBD for a total amount of NIS 100 (equivalent to Ps. 401 as of that date), which represent 8.8% of the Company’s outstanding shares at such date.

During March 2017, IDBD exercised all of DIC’s Series 5 and 6 warrants for nearly NIS 210 (approximately equivalent to Ps. 882 as of that date), thereby increasing its direct interest in DIC to nearly 70% of such company’s share capital as of that date and the Group's equity interest to 79.47%. Subsequently, third parties not related to the Group, exercised their warrants, thus diluting the Group’s interest in DIC to 77.25%. This transaction was accounted for as an equity transaction generating a decrease in equity attributable to the controlling shareholder in the amount of Ps. 413.

I)	Sale of Adama

On August 2016, Koor and a subsidiary of ChemChina executed an agreement to obtain the 40% of the shares of Adama held by Koor. The price of the transaction included a payment in cash of US$ 230 plus the total repayment of the non-recourse loan and its interests, which had been granted to Koor by a Chinese bank. On November 22, 2016, the sale transaction was finalized and Koor received cash in the amount of US$ 230. As of June 30, 2017, the Company recorded a gain of Ps. 4,216 pursuant to the sale. Our share in the results of Adama was retrospectively classified as discontinued operations in the Group’s Consolidated Statements of Income as from July 17, 2016 (Note 32).

J)	Partial sale of equity interest in PBC

DIC sold 12% of its equity interest in PBC for a total consideration of NIS 217 (equivalent to approximately
Ps. 810); as a result, DIC’s interest in PBC has declined to 64.4%. This transaction was accounted for as an equity transaction generating an increase in equity attributable to the controlling shareholder in the amount of Ps. 34.

K)	Partial sale of equity interest in Gav Yam

On December 5, 2016, PBC sold 280,873 shares of its subsidiary Gav-Yam Land Corporation Ltd. for an amount of NIS 391 (equivalent to Ps. 1,616 as of that date). As a result of this transaction, the equity interest has decreased to 55.06%.  This transaction was accounted for as an equity transaction generating an increase in equity attributable to the controlling shareholder in the amount of Ps. 184.